Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	May 16, 2014
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE -TRADED FUND TRUST

JPMorgan Diversified Return Global Equity ETF

Supplement dated January 16, 2015

to the Prospectus dated May 16, 2014

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index (the "Underlying Index"). Effective immediately, the operation of the Underlying Index has been modified by FTSE International Limited (the "Index Provider") so it will only be rebalanced quarterly, and as a result, the next rebalance of the Underlying Index and the Fund will occur in March 2015.

In connection with these changes, the last sentence of the second paragraph under "What are the Fund's main investment strategies?" is hereby deleted in its entirety and replaced with the following:

The Fund's portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE -TRADED FUND TRUST

JPMorgan Diversified Return International Equity ETF

Supplement dated January 16, 2015

to the Prospectus dated May 16, 2014, as supplemented

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index (the "Underlying Index"). After the rebalance of the Underlying Index in January 2015, the operation of the Underlying Index will be modified by FTSE International Limited (the "Index Provider") so it will only be rebalanced quarterly, and as a result, the next rebalance of the Underlying Index and the Fund after January 2015 will occur in April 2015.

Effective February 1, 2015, the last sentence of the second paragraph under "What are the Fund's main investment strategies?" will be deleted in its entirety and replaced with the following:

The Fund's portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE -TRADED FUND TRUST

JPMorgan Diversified Return Global Equity ETF

Supplement dated January 16, 2015

to the Prospectus dated May 16, 2014

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index (the "Underlying Index"). Effective immediately, the operation of the Underlying Index has been modified by FTSE International Limited (the "Index Provider") so it will only be rebalanced quarterly, and as a result, the next rebalance of the Underlying Index and the Fund will occur in March 2015.

In connection with these changes, the last sentence of the second paragraph under "What are the Fund's main investment strategies?" is hereby deleted in its entirety and replaced with the following:

The Fund's portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Diversified Return International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpeft_SupplementTextBlock

J.P. MORGAN EXCHANGE -TRADED FUND TRUST

JPMorgan Diversified Return International Equity ETF

Supplement dated January 16, 2015

to the Prospectus dated May 16, 2014, as supplemented

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index (the "Underlying Index"). After the rebalance of the Underlying Index in January 2015, the operation of the Underlying Index will be modified by FTSE International Limited (the "Index Provider") so it will only be rebalanced quarterly, and as a result, the next rebalance of the Underlying Index and the Fund after January 2015 will occur in April 2015.

Effective February 1, 2015, the last sentence of the second paragraph under "What are the Fund's main investment strategies?" will be deleted in its entirety and replaced with the following:

The Fund's portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE